Intangible assets - Narrative (Details)		12 Months Ended
	Apr. 23, 2021	Dec. 31, 2021 USD ($) non-antibody_drug_conjugate antibody_drug_conjugate	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure of detailed information about intangible assets [line items]
Purchase of intangible assets, classified as investing activities		$ 2,946,000	$ 2,008,000	$ 1,790,000
ADC Targets | antibody_drug_conjugate		11
XDC Targets | non-antibody_drug_conjugate		10
Impairment losses		$ 216,000	0
Licenses
Disclosure of detailed information about intangible assets [line items]
Additions other than through business combinations, intangible assets other than goodwill		2,893,000	1,923,000
Impairment losses		0	216,000	$ 0
License To Acquire An Antibody | Milestone Payment
Disclosure of detailed information about intangible assets [line items]
Additions other than through business combinations, intangible assets other than goodwill			250,000
License To Use Technology To Generate Antibody Drug Conjugates | Milestone Payment
Disclosure of detailed information about intangible assets [line items]
Additions other than through business combinations, intangible assets other than goodwill			125,000
ZYNLONTA
Disclosure of detailed information about intangible assets [line items]
Useful life measured as period of time, intangible assets other than goodwill	14 years
Amortisation, intangible assets other than goodwill		50,000
License To Acquire An Antibody, ZYNLONTA | Milestone Payment
Disclosure of detailed information about intangible assets [line items]
Additions other than through business combinations, intangible assets other than goodwill			1,050,000
License To Use Technology To Generate Antibody Drug Conjugates, ZYNLONTA | Milestone Payment
Disclosure of detailed information about intangible assets [line items]
Additions other than through business combinations, intangible assets other than goodwill			600,000
License To Use Technology To Generate Antibody Drug Conjugates, ZYNLONTA | License Payment
Disclosure of detailed information about intangible assets [line items]
Additions other than through business combinations, intangible assets other than goodwill			300,000
License To Use Technology To Research, Develop And Manufacture And Commercialize Products | License Payment
Disclosure of detailed information about intangible assets [line items]
Additions other than through business combinations, intangible assets other than goodwill		$ 400,000	1,000,000
Worldwide Exclusive License To Use Specific Binding Proteins In The Development, Manufacturing And Commercialization Of Products | License Payment
Disclosure of detailed information about intangible assets [line items]
Additions other than through business combinations, intangible assets other than goodwill			548,000
License To Use Technology To Generate Antibody Drug Conjugates, ZYNLONTA (2) | License Payment
Disclosure of detailed information about intangible assets [line items]
Additions other than through business combinations, intangible assets other than goodwill			250,000
License, Phase 1, To Use Technology To Research, Develop and Manufacture And Commercialize Products | Milestone Payment
Disclosure of detailed information about intangible assets [line items]
Additions other than through business combinations, intangible assets other than goodwill			$ 293,000